Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We believe cybersecurity is fundamental to our operations and are committed to maintaining robust governance and oversight of cybersecurity risks. We implement comprehensive processes to identify, assess, and manage material risks from cybersecurity threats as part of our broader risk management framework.

Cybersecurity Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, a program of surveillance on our corporate network, continuous testing of aspects of our security posture, and regular cybersecurity training sessions for our key employees. Our IT department is actively engaged in continuous monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats.

Save as disclosed in this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Data Privacy and Safety

We have comprehensive procedures to ensure data security, employing encryption and firewalls to prevent and detect risks. Confidential data is stored and transmitted encrypted on separate servers, with regular backups. We prohibit unauthorized third-party access to our data and periodically test our systems to address security and privacy risks.

Governance

Our board of directors oversees cybersecurity risks and incidents, including disclosure compliance and law enforcement cooperation, as we lack a dedicated cybersecurity committee. Senior management regularly discusses cyber risks with the board and reports material incidents. We consult outside counsel on materiality and disclosure matters, with the board making final decisions. Our external IT provider’s cybersecurity auditing team independently tests our controls.

Key Elements of Our Approach

1.	Continuous monitoring of cybersecurity threats using data analytics and network systems.
2.	Engagement of third-party consultants to assess vulnerabilities in our security systems.
3.	Materiality assessment of incidents by senior management and the board, with external input as needed.
4.	Board oversight of cybersecurity risks and disclosure compliance.
5.	Training—We maintain cybersecurity policies and provide periodic employee training to ensure compliance and risk reporting.

Investment and Impact

We continue to invest in cybersecurity systems and controls. Our operations and financial condition have not been materially affected by cybersecurity threats or past incidents, but future risks could have an impact. While we dedicate resources to managing these risks, our efforts may not fully prevent or remediate incidents, potentially affecting our business, reputation, and financial condition.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors oversees cybersecurity risks and incidents, including disclosure compliance and law enforcement cooperation, as we lack a dedicated cybersecurity committee. Senior management regularly discusses cyber risks with the board and reports material incidents. We consult outside counsel on materiality and disclosure matters, with the board making final decisions. Our external IT provider’s cybersecurity auditing team independently tests our controls.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

We continue to invest in cybersecurity systems and controls. Our operations and financial condition have not been materially affected by cybersecurity threats or past incidents, but future risks could have an impact. While we dedicate resources to managing these risks, our efforts may not fully prevent or remediate incidents, potentially affecting our business, reputation, and financial condition.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We consult outside counsel on materiality and disclosure matters, with the board making final decisions. Our external IT provider’s cybersecurity auditing team independently tests our controls.